Operating leases (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of maturity analysis of the non-cancelable lease payments	The following table sets out the maturity analysis of the
non-cancelable
lease payments, showing the undiscounted lease payments to be received:

Million US dollar	31 December 2020	31 December 2019	31 December 2018
Within one year	157	155	152
Between one and five years	405	518	460
After five years	361	215	217

Total	923	888	829